Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax at federal statutory rate	$ (2,436)	$ (3,111)
State tax, net federal benefit	(241)	(982)
Meals and entertainment	11	0
Transaction costs	349	0
Fines and penalties	28	0
Stock based compensation	(122)	0
Warrant expense	(774)	0
Earnout expense	(5,227)	0
PPP loan forgiveness	(1,058)	0
162(m) Analysis	1,717	0
Change in valuation allowance	6,941	3,597
Other	141	3
Income tax (benefit) expense	$ (671)	$ (493)